Business and asset acquisitions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure Of Business And Asset Acquisitions [Line Items]
Goodwill at acquisition date	$ 0	$ 1,042,163		$ 0
Albertville Quality Foods Inc [Member]
Disclosure Of Business And Asset Acquisitions [Line Items]
Current assets, other than inventories		202,873
Inventories		304,594
Property, plant and equipment		547,987
Other current assets		10,189
Intangible assets		969,942
Total assets		2,035,585
Current liabilities		(155,798)
Deferred income tax		(472,088)
Acquired net identifiable assets, net		1,407,699
Consideration paid		2,449,862	$ 138,100
Goodwill at acquisition date		$ 1,042,163